CIRR-system (Tables)	12 Months Ended
Dec. 31, 2021
CIRR-system
The disclosure of information about CIRR-systems.

Statement of comprehensive income for the CIRR-system

Skr mn	2021	2020
Interest income	2,105	2,170
Interest expenses	-2,061	-2,087
Interest compensation	7	14
Foreign exchange effects	-1	4
Profit before compensation to SEK	50	101
Administrative remuneration to SEK	-197	-196
Operating profit CIRR-system	-147	-95
Reimbursement to (-) / from (+) the State	147	95

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2021	Dec 31, 2020
Cash and cash equivalents	8	2
Loans	87,872	69,163
Derivatives	36	—
Other assets	7,359	12,528
Prepaid expenses and accrued revenues	470	407
Total assets	95,745	82,100

Liabilities	88,092	69,289
Derivatives	7,060	12,232
Accrued expenses and prepaid revenues	593	579
Total liabilities and equity	95,745	82,100

Commitments
Committed undisbursed loans	39,084	51,463
Binding offers	1,510	1,322